Biological assets - Narrative (Details) - numberOfPlant numberOfPlant in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about biological assets [line items]
Number of plant	37	33
Maximum
Disclosure of detailed information about biological assets [line items]
Agave plantation maturity	7 years